Inventory	6 Months Ended
Jun. 30, 2023
Inventory
Inventory

10.Inventory

	As at
	June 30,	December 31,
(in EUR 000)	2023	2022
Raw materials	341	498
Work in progress	607	100
Finished goods	198	284
Total Inventory	1,146	882

The increase in inventory is due to increasing activities to prepare for the commercialization and further scale-up of the company in 2023. For the period ended June 30, 2023 and the year ended December 31, 2022 the Company did not recognize any expenses for inventory write-offs since the inventory level is expected to be sold in the foreseeable future.